UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21931

Name of Fund: BlackRock Real Asset Equity Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Robert S. Kapito, President, BlackRock Real Asset Equity
Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (888) 825-2257

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 – 07/31/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2007
BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Shares		Description	Value
		LONG-TERM INVESTMENTS—88.2%
		Common Stocks—88.2%
		Chemicals—7.5%
40,000		Agrium, Inc.	$1,676,800
135,900	[1]	Air Products & Chemicals, Inc.	11,737,683
102,100		Celanese Corp., Ser. A	3,828,750
159,025		Dow Chemical Co. (The)	6,914,407
426,479		E.I. du Pont de Nemours & Co.	19,929,364
148,652		Lyondell Chemical Co.	6,674,475
214,000		Olin Corp.	4,466,180
70,000		Potash Corp. of Saskatchewan	5,651,800
130,800		Praxair, Inc.	10,021,896
105,600		Rohm & Haas Co.	5,968,512
		Total Chemicals	76,869,867
		Coal—2.6%
180,000	[1]	Arch Coal, Inc.	5,380,200
213,300		Consol Energy, Inc.	8,883,945
272,300		Massey Energy Co.	5,813,605
167,800		Peabody Energy Corp.	7,091,228
		Total Coal	27,168,978
		Forest Products & Paper—7.3%
423,492	[1]	Intl. Paper Co.	15,698,848
450,000		MeadWestvaco Corp.	14,643,000
19,005	[2]	Mondi Ltd.	162,064
47,512	[2]	Mondi Plc	416,649
263,400		Temple-Inland, Inc.	15,311,442
480,000		Votorantim Celulose e Papel S.A. (ADR)	11,409,600
241,700		Weyerhauser Co.	17,218,708
		Total Forest Products & Paper	74,860,311
		Iron & Steel—0.7%
37,900		Allegheny Technologies, Inc.	3,976,847
24,200		Carpenter Technology Corp.	2,872,298
		Total Iron & Steel	6,849,145
		Machinery—2.4%
253,625		Caterpillar, Inc.	19,985,650
37,983		Deere & Co.	4,573,913
		Total Machinery	24,559,563
		Metal—1.0%
5,284,600		Jiangxi Copper Co. Ltd.	9,886,852
		Mining—37.6%
198,000		Aber Diamond Corp.	7,379,528
278,750	[2]	African Rainbow Minerals Ltd.	4,983,178
150,000	[1]	Agnico-Eagle Mines Ltd.	6,381,000
1,000,000	[2]	Alamos Gold, Inc.	6,280,465
69,950	[1]	Alcan, Inc.	6,813,130
151,550	[1]	Alcoa, Inc.	5,789,210
1,956,400		Alumina Ltd.	12,101,455
172,945		Anglo American Plc	10,040,972
45,700		Anglo Platinum Ltd.	6,265,790
585,375		Antofagasta Plc	8,528,165
110,700	[1]	Barrick Gold Corp.	3,642,030
936,700		BHP Billiton Plc	27,483,329
137,700	[1]	Cia de Minas Buenaventura S.A. (ADR)	5,495,607
440,000	[1]	Cia Vale do Rio Doce (ADR)	21,564,400
22,650		Eramet	6,838,487
234,000		First Quantum Minerals Ltd.	21,923,791
96,800	[1]	Freeport-McMoRan Copper & Gold, Inc.	9,097,264
202,750	[1]	Goldcorp, Inc.	5,151,877
1,302,500		Iluka Resources Ltd.	6,552,727
560,200		Impala Platinum Holdings Ltd.	16,253,512
642,002		Industrias Penoles SA de CV	8,418,778
640,900		Jubille Mines NL	8,408,059
251,400		Kazakhmys Plc	6,398,575
1,488,650	[2]	Lihir Gold Ltd.	3,904,436
60,700		Lonmin Plc	4,254,250
1,873,950		Minara Resources Ltd.	9,849,649
1,504,804		Minsur S.A.	5,570,703
19,250		MMC Norilsk Nickel	4,238,769
3,800		MMC Norilsk Nickel (ADR)	900,600
63,900	[1]	Newmont Mining Corp.	2,667,825
2,241,050		Oxiana Ltd.	6,975,885
362,036		Rio Tinto Plc	26,119,641
34,300	[1]	Southern Copper Corp.	3,865,953
850,450		Straits Resources Ltd.	3,011,737
360,300		Teck Cominco Ltd., Class B	15,975,056
432,700		Vedanta Resources Plc	15,476,745
428,832		Xstrata Plc	27,333,825
7,161,750		Zijin Mining Group Co. Ltd.	5,474,402
1,761,300		Zinifex Ltd.	29,132,051
		Total Mining	386,542,856
		Oil & Gas—20.4%
65,400	[1]	Apache Corp.	5,286,936
453,114		BG Group Plc	7,370,599
74,500	[1,2]	Bill Barrett Corp.	2,556,840
202,475	[2]	Cairn Energy Plc	7,081,616
158,800	[1]	Canadian Natural Resources Ltd.	10,863,508
150,884		Chesapeake Energy Corp.	5,136,091
332,600	[2]	Compton Petroleum Corp.	3,304,799
36,400		ConocoPhillips	2,942,576
46,100		Devon Energy Corp.	3,439,521
48,200		EnCana Corp.	2,939,236
177,400		ENSCO Intl., Inc.	10,833,818
150,300		EOG Resources, Inc.	10,536,030
73,700	[2]	Forest Oil Corp.	2,982,639
367,800	[2]	Galleon Energy, Inc.	5,588,712
128,100		GlobalSantaFe Corp.	9,186,051
196,900		Helmerich & Payne, Inc.	6,373,653
38,600	[2]	Heritage Oil Corp.	2,463,337
134,900		Hess Corp.	8,255,880
96,000		Husky Energy, Inc.	3,800,225
101,400		Marathon Oil Corp.	5,597,280
55,900		Murphy Oil Corp.	3,468,036
121,500	[2]	Newfield Exploration Co.	5,838,075
124,000		Nexen, Inc.	3,845,084
68,500		Noble Corp.	7,018,510
116,100		Noble Energy, Inc.	7,098,354
202,200		Norsk Hydro ASA	7,782,690
68,500		Occidental Petroleum Corp.	3,885,320
44,000		Petroleo Brasileiro S.A. (ADR)	2,855,600
76,000	[2]	Plains Exploration & Production Co.	3,283,960
101,300	[2]	Pride Intl., Inc.	3,550,565
114,900	[2]	Quicksilver Resources, Inc.	4,839,588
106,700		Range Resources Corp.	3,962,838
136,400	[2]	Real Resources, Inc.	1,172,467
164,300	[2]	SeaDrill Ltd.	3,293,884
87,500	[2]	Southwestern Energy Co.	3,555,125
35,300		Statoil ASA (ADR)	1,044,880
77,600		Suncor Energy, Inc.	7,020,472
9,300		Total S.A. (ADR)	731,073
104,800		Transocean, Inc.	11,260,760
126,000	[2]	TXCO Resources, Inc.	1,266,300
123,900		XTO Energy, Inc.	6,756,267
		Total Oil & Gas	210,069,195
		Oil & Gas Services—7.0%
131,500		Acergy S.A.	3,495,589
28,600	[2]	Cameron Intl. Corp.	2,230,800
67,800	[2]	Cie Generale de Geophysique-Veritas (ADR)	3,420,510
107,700	[2]	Core Laboratories N.V.	11,591,751
52,189	[2]	FMC Technologies, Inc.	4,776,337
157,000	[2]	Grant Prideco, Inc.	8,807,700
79,700	[2]	Hanover Compressor Co.	1,899,251
88,500	[2]	Helix Energy Solutions Group, Inc.	3,447,075
165,534	[2]	Hercules Offshore, Inc.	4,969,330
32,300	[2]	National Oilwell Varco, Inc.	3,879,553

BlackRock Real Asset Equity Trust (BCF) (continued)
(Percentages shown are based on Net Assets)

Shares	Description	Value
	Oil & Gas Services— (cont'd)
161,100	Pason Systems, Inc.	$2,473,583
73,200	SBM Offshore N.V.	3,009,337
89,600	Schlumberger Ltd.	8,486,912
36,300	Smith Intl., Inc.	2,229,183
136,600 [2]	Weatherford Intl. Ltd.	7,558,078
	Total Oil & Gas Services	72,274,989
	Pipelines—1.5%
19,500	Equitable Resources, Inc.	918,645
276,000 [1]	Questar Corp.	14,211,240
	Total Pipelines	15,129,885
	Transportation—0.2%
35,800	DryShips, Inc.	2,052,056
	Total Long-Term Investments
	(cost $713,211,181)	906,263,697
	SHORT-TERM INVESTMENTS—14.2%
	Money Market Fund—1.5%
15,332,770 [3]	Fidelity Institutional Money Market Prime Portfolio, 4.99%	15,332,770
Principal
Amount
	U.S. Government and Agency Discount Notes—12.7%
$130,900,000 [4]	Federal Home Loan Bank Disc. Notes, 5.09%, 8/01/07	130,900,000
	Total Short-Term Investments
	(cost $146,232,770)	146,232,770
	Total Investments before outstanding options written (cost $859,443,9515)	1,052,496,467
Contracts
	OUTSTANDING OPTIONS WRITTEN—(1.6)%
	OUTSTANDING CALL OPTIONS WRITTEN—(1.4)%
(320)	Aber Diamond Corp., strike price 42 CAD, expires 09/24/07	(24,747)
(320)	Aber Diamond Corp., strike price 44 CAD, expires 10/22/07	(20,997)
(46,000)	Acergy S.A., strike price 130 NOK, expires 08/02/07	(215,127)
(25,000)	Acergy S.A., strike price 131 NOK, expires 08/28/07	(114,857)
(58,000)	African Rainbow Minerals Ltd., strike price 126.04 ZAR, expires 08/02/07	(25,643)
(34,000)	African Rainbow Minerals Ltd., strike price 127.01 ZAR, expires 08/02/07	(11,254)
(250)	Agnico-Eagle Mines Ltd., strike price $40, expires 08/20/07	(85,000)
(250)	Agnico-Eagle Mines Ltd., strike price $40, expires 11/19/07	(150,000)
(150)	Agrium, Inc., strike price $50, expires 09/24/07	(9,000)
(310)	Air Products & Chemicals, Inc., strike price $80, expires 09/24/07	(257,300)
(100)	Alcan, Inc., strike price $85, expires 08/20/07	(131,000)
(250)	Alcoa, Inc., strike price $47.50, expires 08/20/07	(5,000)
(25,000)	Alcoa, Inc., strike price $48, expires 11/16/07	(24,148)
(20,000)	Allegheny Technologies, Inc., strike price $121, expires 11/16/07	(78,768)
(327,000)	Alumina Ltd., strike price 7.78 AUD, expires 09/11/07	(42,388)
(319,000)	Alumina Ltd., strike price 8.31 AUD, expires 09/11/07	(15,986)
(43,100)	Anglo American Plc, strike price 28.94 GBP, expires 08/01/07	(779)
(20,000)	Anglo American Plc, strike price 30.47 GBP, expires 09/10/07	(20,872)
(5,800)	Anglo Platinum Ltd., strike price 1,223 ZAR, expires 08/01/07	—
(9,200)	Anglo Platinum Ltd., strike price 1,245 ZAR, expires 08/01/07	—
(122,010)	Antofagasta Plc, strike price 5.59 GBP, expires 08/02/07	(372,295)
(463,000)	Antofagasta Plc, strike price 6.81 GBP, expires 09/10/07	(609,572)
(10,000)	Apache Corp., strike price $86, expires 11/16/07	(37,951)
(70)	Apache Corp., strike price $90, expires 10/22/07	(15,050)
(250)	Arch Coal, Inc., strike price $35, expires 10/22/07	(21,250)
(10,000)	Arch Coal, Inc., strike price $39, expires 08/17/07	(26)
(250)	Barrick Gold Corp., strike price $30, expires 10/22/07	(102,500)
(115)	Barrick Gold Corp., strike price $35, expires 09/24/07	(12,075)
(59,000)	BG Group Plc, strike price 7.58 GBP, expires 08/02/07	(60,481)
(90,000)	BG Group Plc, strike price 8 GBP, expires 11/06/07	(95,294)
(153,000)	BHP Billiton Plc, strike price 13.50 GBP, expires 08/28/07	(453,928)
(205,000)	BHP Billiton Plc, strike price 14.16 GBP, expires 09/10/07	(476,421)
(250)	Bill Barrett Corp., strike price $40, expires 08/20/07	(5,000)
(34,000)	Cairn Energy Plc, strike price 18.50 GBP, expires 10/10/07	(36,601)
(33,000)	Cairn Energy Plc, strike price 19.30 GBP, expires 11/01/07	(31,436)
(109)	Cameron Intl. Corp., strike price $85, expires 09/24/07	(24,525)
(24,000)	Canadian Natural Resources Ltd., strike price $66, expires 08/17/07	(86,489)
(300)	Canadian Natural Resources Ltd., strike price $72, expires 08/24/07	(37,602)
(50)	Carpenter Technology Corp., strike price $140, expires 08/20/07	(2,000)
(450)	Caterpillar, Inc., strike price $87, expires 11/13/07	(115,133)
(400)	Caterpillar, Inc., strike price $90, expires 11/19/07	(83,600)
(20,000)	Celanese Corp., Ser. A, strike price $38.11, expires 08/27/07	(23,760)
(150)	Celanese Corp., Ser. A, strike price $40, expires 09/24/07	(17,250)
(250)	Chesapeake Energy Corp., strike price $37.50, expires 08/27/07	(4,910)
(25,000)	Chesapeake Energy Corp., strike price $38.64, expires 11/16/07	(19,247)
(32,000)	Cia de Minas Buenaventura S.A. (ADR), strike price $37.80, expires 08/17/07	(97,258)
(1,000)	Cia Vale do Rio Doce (ADR), strike price $50, expires 09/24/07	(280,000)
(50,000)	Cia Vale do Rio Doce (ADR), strike price $57.60, expires 11/16/07	(83,080)
(15,000)	Cie Generale de Geophysique-Veritas (ADR), strike price $46.89, expires 08/31/07	(71,316)
(50,000)	Consol Energy, Inc., strike price $46.73, expires 09/28/07	(65,230)
(185)	Core Laboratories N.V., strike price $100, expires 08/20/07	(192,400)
(170)	Core Laboratories N.V., strike price $105, expires 09/24/07	(127,500)
(12,500)	Deere & Co., strike price $121, expires 11/16/07	(42,641)
(55)	Devon Energy Corp., strike price $80, expires 10/22/07	(20,350)

BlackRock Real Asset Equity Trust (BCF) (continued)
(Percentages shown are based on Net Assets)

Contracts	Description	Value
	OUTSTANDING CALL OPTIONS WRITTEN— (cont'd)
(100)	Devon Energy Corp., strike price $82.88, expires 11/13/07	$(22,838)
(20,000)	Dow Chemical Co. (The), strike price $46.49, expires 08/17/07	(4,560)
(250)	Dow Chemical Co. (The), strike price $47, expires 09/14/07	(13,130)
(210)	Dow Chemical Co. (The), strike price $48.63, expires 11/13/07	(16,592)
(15,000)	DryShips, Inc., strike price $40, expires 11/02/07	(286,178)
(100)	DryShips, Inc., strike price $45, expires 09/24/07	(166,000)
(11,000)	E.I. du Pont de Nemours & Co., strike price $52.25, expires 08/17/07	(114)
(250)	E.I. du Pont de Nemours & Co., strike price $54, expires 11/13/07	(10,352)
(500)	E.I. du Pont de Nemours & Co., strike price $55, expires 10/22/07	(12,500)
(100)	EnCana Corp., strike price $65, expires 09/24/07	(17,500)
(100)	EnCana Corp., strike price $65, expires 10/22/07	(26,000)
(125)	ENSCO Intl., Inc., strike price $63, expires 11/08/07	(53,540)
(100)	ENSCO Intl., Inc., strike price $65, expires 08/20/07	(11,900)
(510)	ENSCO Intl., Inc., strike price $65, expires 09/24/07	(132,600)
(100)	EOG Resources, Inc., strike price $80, expires 10/22/07	(18,500)
(25,000)	EOG Resources, Inc., strike price $81, expires 11/02/07	(37,558)
(38,000)	EOG Resources, Inc., strike price $82.89, expires 11/02/07	(141)
(3,700)	Eramet, strike price 191.25 EUR, expires 08/28/07	(162,703)
(3,800)	Eramet, strike price 196.73 EUR, expires 08/02/07	(133,481)
(100)	Exploration Co. of Delaware, Inc. (The), strike price $12.50, expires 08/20/07	(1,500)
(330)	First Quantum Minerals Ltd., strike price 115 CAD, expires 08/20/07	(34,027)
(200)	FMC Technologies, Inc., strike price $94, expires 11/13/07	(120,514)
(250)	Forest Oil Corp., strike price $45, expires 08/20/07	(6,250)
(100)	Freeport McMoRan Copper & Gold, Inc., strike price $90, expires 08/20/07	(64,000)
(220)	Freeport McMoRan Copper & Gold, Inc., strike price $90, expires 11/19/07	(283,580)
(50,000)	Galleon Energy, Inc., strike price 18.65 CAD, expires 08/17/07	(94)
(100)	GlobalSantaFe Corp., strike price $75, expires 08/20/07	(11,000)
(25,000)	GlobalSantaFe Corp., strike price $75, expires 08/31/07	(38,128)
(250)	GlobalSantaFe Corp., strike price $80, expires 10/22/07	(41,250)
(320)	Goldcorp, Inc., strike price $27.50, expires 10/22/07	(41,600)
(350)	Goldcorp, Inc., strike price $28, expires 11/02/07	(36,050)
(320)	Grant Prideco, Inc., strike price $60, expires 08/20/07	(22,400)
(500)	Grant Prideco, Inc., strike price $60, expires 09/24/07	(110,000)
(26,000)	Hanover Compressor Co., strike price $26.65, expires 08/17/07	(4,194)
(100)	Helix Energy Solutions Group, Inc., strike price $45, expires 08/20/07	(2,500)
(130)	Helix Energy Solutions Group, Inc., strike price $45, expires 09/24/07	(8,450)
(500)	Helmerich & Payne, Inc., strike price $35, expires 09/24/07	(47,500)
(25,000)	Helmerich & Payne, Inc., strike price $35.49, expires 10/19/07	(23,360)
(200)	Hercules Offshore, Inc., strike price $36.50, expires 08/31/07	(1,744)
(100)	Hercules Offshore, Inc., strike price $40, expires 10/22/07	(3,000)
(475)	Hess Corp., strike price $65, expires 08/20/07	(59,375)
(200)	Husky Energy, Inc., strike price 44 CAD, expires 10/22/07	(25,309)
(60,000)	Husky Energy, Inc., strike price 46 CAD, expires 11/16/07	(54,151)
(222,000)	Iluka Resources Ltd., strike price 6.26 AUD, expires 09/11/07	(11,579)
(210,000)	Iluka Resources Ltd., strike price 6.46 AUD, expires 09/11/07	(4,850)
(185,000)	Impala Platinum Holdings Ltd., strike price 232 ZAR, expires 10/10/07	(120,671)
(160,000)	Industrias Penoles SA de CV, strike price 133.72 MXN, expires 08/06/07	(151,707)
(680)	Intl. Paper Co., strike price $40, expires 08/20/07	(27,200)
(400)	Intl. Paper Co., strike price $42.50, expires 10/22/07	(20,000)
(875,000)	Jiangxi Copper Co. Ltd., strike price 13.78 HKD, expires 09/11/07	(227,242)
(869,000)	Jiangxi Copper Co. Ltd., strike price 15.99 HKD, expires 09/11/07	(68,332)
(213)	Jubille Mines NL, strike price 18.15 AUD, expires 09/11/07	(24,307)
(43,100)	Kazakhmys Plc, strike price 12.45 GBP, expires 08/02/07	(27,654)
(40,000)	Kazakhmys Plc, strike price 13.02 GBP, expires 08/28/07	(25,746)
(650)	Lihir Gold Ltd., strike price 3.29 AUD, expires 09/11/07	(32,352)
(27,000)	Lonmin Plc, strike price 36.80 GBP, expires 10/10/07	(88,951)
(200)	Lyondell Chemical Co., strike price $35, expires 09/24/07	(212,000)
(300)	Lyondell Chemical Co., strike price $40, expires 08/20/07	(165,000)
(200)	Marathon Oil Corp., strike price $65, expires 08/20/07	(3,000)
(20,000)	Marathon Oil Corp., strike price $65.05, expires 11/16/07	(28,156)
(1,100)	MeadWestvaco Corp., strike price $35, expires 09/24/07	(77,000)
(50,000)	MeadWestvaco Corp., strike price $36, expires 09/28/07	(11,480)
(22,500)	MeadWestvaco Corp., strike price $36.34, expires 08/17/07	(169)
(619)	Minara Resources Ltd., strike price 8.36 AUD, expires 09/11/07	(11,025)
(450,000)	Minsur S.A., strike price $10.30, expires 08/02/07	(199,350)
(3,800)	MMC Norilsk Nickel (ADR), strike price $202, expires 08/28/07	(137,908)
(100)	National Oilwell Varco, Inc., strike price $115, expires 08/20/07	(85,000)
(100)	Newfield Exploration Co., strike price $50, expires 08/20/07	(9,000)
(176)	Newfield Exploration Co., strike price $55, expires 09/24/07	(12,320)

BlackRock Real Asset Equity Trust (BCF) (continued)
(Percentages shown are based on Net Assets)

Contracts	Description	Value
	OUTSTANDING CALL OPTIONS WRITTEN— (cont'd)
(125)	Newfield Exploration Co., strike price $55, expires 11/02/07	$(14,892)
(210)	Newmont Mining Corp., strike price $45, expires 09/24/07	(21,000)
(330)	Nexen, Inc., strike price 115 CAD, expires 10/22/07	(166,268)
(310)	Nexen, Inc., strike price 36 CAD, expires 09/24/07	(26,879)
(50)	Noble Corp., strike price $100, expires 09/24/07	(41,350)
(150)	Noble Corp., strike price $110, expires 09/24/07	(49,500)
(40)	Noble Corp., strike price $95, expires 09/24/07	(48,800)
(450)	Noble Energy, Inc., strike price $65, expires 08/20/07	(29,250)
(100)	Noble Energy, Inc., strike price $70, expires 08/20/07	(1,500)
(37,000)	Norsk Hydro ASA, strike price 200.75 NOK, expires 08/02/07	(33,826)
(30,000)	Norsk Hydro ASA, strike price 225.96 NOK, expires 11/06/07	(69,422)
(250)	Occidental Petroleum Corp., strike price $65, expires 09/24/07	(18,750)
(30,000)	Olin Corp., strike price $20.50, expires 08/31/07	(32,175)
(20,000)	Olin Corp., strike price $21.53, expires 10/19/07	(22,688)
(250)	Olin Corp., strike price $22.50, expires 11/19/07	(25,000)
(364,000)	Oxiana Ltd., strike price 3.62 AUD, expires 09/11/07	(81,960)
(376,000)	Oxiana Ltd., strike price 4.02 AUD, expires 09/11/07	(31,404)
(25,600)	Pason Systems, Inc., strike price 17 CAD, expires 08/17/07	(3,715)
(27,500)	Pason Systems, Inc., strike price 17.75 CAD, expires 09/21/07	(5,707)
(550)	Peabody Energy Corp., strike price $55, expires 08/20/07	(2,750)
(100)	Petroleo Brasileiro S.A. (ADR), strike price $62.50, expires 10/22/07	(70,000)
(10,000)	Petroleo Brasileiro S.A. (ADR), strike price $70.50, expires 11/16/07	(25,171)
(200)	Plains Exploration & Production Co., strike price $55, expires 08/20/07	(2,000)
(6,000)	Potash Corp. of Saskatchewan, strike price $86, expires 11/13/07	(24,508)
(100)	Potash Corp. of Saskatchewan, strike price $90, expires 09/24/07	(27,000)
(250)	Praxair, Inc., strike price $75, expires 08/20/07	(70,000)
(60)	Praxair, Inc., strike price $80, expires 09/24/07	(9,000)
(100)	Praxair, Inc., strike price $80, expires 10/22/07	(21,500)
(25,000)	Pride Intl., Inc., strike price $38, expires 11/27/07	(9,252)
(100)	Pride Intl., Inc., strike price $40, expires 10/22/07	(14,500)
(10,000)	Pride Intl., Inc., strike price $40.25, expires 11/16/07	(12,555)
(500)	Questar Corp., strike price $60, expires 10/22/07	(37,500)
(500)	Questar Corp., strike price $62.50, expires 10/22/07	(22,500)
(100)	Quicksilver Resources, Inc., strike price $47.50, expires 11/02/07	(16,959)
(180)	Quicksilver Resources, Inc., strike price $50, expires 08/20/07	(2,700)
(100)	Quicksilver Resources, Inc., strike price $50, expires 09/24/07	(7,500)
(200)	Range Resources Corp., strike price $42.50, expires 09/24/07	(15,000)
(64,300)	Rio Tinto Plc, strike price 34.21 GBP, expires 08/02/07	(242,761)
(74,000)	Rio Tinto Plc, strike price 39.87 GBP, expires 09/10/07	(86,319)
(30,000)	Rohm & Haas Co., strike price $62, expires 09/21/07	(21,021)
(20,000)	SBM Offshore N.V., strike price 26.67 EUR, expires 08/03/07	(99,832)
(25,000)	SBM Offshore N.V., strike price 28.14 EUR, expires 11/06/07	(102,595)
(300)	Schlumberger Ltd., strike price $85, expires 08/20/07	(315,000)
(20,000)	SeaDrill Ltd., strike price 120 NOK, expires 08/02/07	(1,382)
(41,000)	SeaDrill Ltd., strike price 127.05 NOK, expires 11/06/07	(41,130)
(100)	Smith Intl., Inc., strike price $62.50, expires 08/20/07	(16,500)
(50)	Southern Copper Corp., strike price $110, expires 09/24/07	(40,500)
(80)	Southern Copper Corp., strike price $120, expires 09/24/07	(31,200)
(100)	Southwestern Energy Co., strike price $45, expires 09/24/07	(19,000)
(250)	Southwestern Energy Co., strike price $50, expires 09/24/07	(22,500)
(350)	Statoil ASA (ADR), strike price $32, expires 08/27/07	(22,571)
(142,000)	Straits Resources Ltd., strike price 4.47 AUD, expires 09/11/07	(17,705)
(139,000)	Straits Resources Ltd., strike price 5.08 AUD, expires 09/11/07	(3,826)
(250)	Suncor Energy, Inc., strike price $95, expires 08/20/07	(33,750)
(300)	Teck Cominco Ltd., Class B, strike price 45 CAD, expires 08/20/07	(112,486)
(300)	Teck Cominco Ltd., Class B, strike price 48 CAD, expires 11/19/07	(108,268)
(300)	Teck Cominco Ltd., Class B, strike price 52 CAD, expires 11/19/07	(59,055)
(300)	Teck Cominco Ltd., Class B, strike price 56 CAD, expires 09/24/07	(15,467)
(450)	Temple-Inland, Inc., strike price $65, expires 08/20/07	(15,750)
(170)	Temple-Inland, Inc., strike price $65, expires 11/19/07	(34,000)
(25,000)	Temple-Inland, Inc., strike price $65.66, expires 09/21/07	(10,727)
(5,000)	Total S.A. (ADR), strike price $86, expires 11/16/07	(7,766)
(300)	Transocean, Inc., strike price $105, expires 08/20/07	(183,000)
(74,000)	Vedanta Resources Plc, strike price 14.97 GBP, expires 08/02/07	(439,184)
(69,000)	Vedanta Resources Plc, strike price 15.21 GBP, expires 08/28/07	(389,020)
(35,000)	Votorantim Celulose e Papel S.A. (ADR), strike price $24, expires 08/17/07	(27,244)
(350)	Votorantim Celulose e Papel S.A. (ADR), strike price $25, expires 09/24/07	(54,250)
(70,000)	Votorantim Celulose e Papel S.A. (ADR), strike price $26.20, expires 10/19/07	(72,674)
(362)	Weatherford Intl. Ltd., strike price $60, expires 08/20/07	(27,150)
(100)	Weatherford Intl. Ltd., strike price $60, expires 09/24/07	(20,000)

BlackRock Real Asset Equity Trust (BCF) (continued)
(Percentages shown are based on Net Assets)

Contracts	Description	Value
	OUTSTANDING CALL OPTIONS WRITTEN— (cont'd)
(250)	Weyerhauser Co., strike price $80, expires 08/20/07	$(10,000)
(200)	Weyerhauser Co., strike price $85, expires 09/24/07	(10,000)
(330)	Weyerhauser Co., strike price $85, expires 10/22/07	(33,000)
(24)	Weyerhauser Co., strike price $90, expires 10/22/07	(840)
(61,900)	Xstrata Plc, strike price 28.38 GBP, expires 08/02/07	(452,991)
(79,600)	Xstrata Plc, strike price 30.61 GBP, expires 08/16/07	(301,430)
(210)	XTO Energy, Inc., strike price $60, expires 08/20/07	(9,450)
(200)	XTO Energy, Inc., strike price $65, expires 08/20/07	(2,000)
(1,208,000)	Zijin Mining Group Co. Ltd., strike price 4.82 HKD, expires 09/11/07	(202,650)
(1,156,000)	Zijin Mining Group Co. Ltd., strike price 5.51 HKD, expires 09/11/07	(107,192)
(315,000)	Zinifex Ltd., strike price 19.34 AUD, expires 11/07/07	(514,101)
(267,000)	Zinifex Ltd., strike price 21.31 AUD, expires 09/11/07	(104,469)
	Total Outstanding Call Options Written (premium received $(12,539,475))	(14,461,436)
	OUTSTANDING PUT OPTIONS WRITTEN—(0.2)%
(100)	Acergy S.A. (ADR), strike price $25, expires 09/24/07	(9,500)
(100)	Agrium, Inc., strike price $45, expires 08/20/07	(28,000)
(100)	Allegheny Technologies, Inc., strike price $100, expires 08/20/07	(16,300)
(100)	Apache Corp., strike price $75, expires 08/20/07	(4,500)
(165)	Bill Barrett Corp., strike price $35, expires 08/20/07	(28,875)
(250)	Cameron Intl. Corp., strike price $75, expires 08/20/07	(26,250)
(100)	Canadian Natural Resources Ltd., strike price $70, expires 08/20/07	(27,000)
(50)	Carpenter Technology Corp., strike price $110, expires 09/24/07	(20,500)
(50)	Carpenter Technology Corp., strike price $120, expires 08/20/07	(22,000)
(200)	Caterpillar, Inc., strike price $72.50, expires 08/20/07	(7,600)
(212)	Caterpillar, Inc., strike price $75, expires 08/20/07	(16,324)
(300)	Celanese Corp., Ser. A, strike price $35, expires 08/20/07	(6,000)
(250)	Chesapeake Energy Corp., strike price $35, expires 08/27/07	(41,020)
(500)	Cia Vale do Rio Doce (ADR), strike price $50, expires 08/20/07	(125,000)
(550)	Consol Energy, Inc., strike price $45, expires 08/20/07	(170,500)
(200)	Deere & Co., strike price $105, expires 09/24/07	(24,800)
(100)	Deere & Co., strike price $110, expires 08/20/07	(10,000)
(200)	Dow Chemical Co. (The), strike price $45, expires 08/20/07	(33,000)
(500)	E.I. du Pont de Nemours & Co., strike price $47.50, expires 08/20/07	(80,000)
(250)	E.I. du Pont de Nemours & Co., strike price $48.25, expires 08/08/07	(42,640)
(250)	E.I. du Pont de Nemours & Co., strike price $50, expires 08/20/07	(74,750)
(200)	EnCana Corp., strike price $60, expires 08/20/07	(17,600)
(100)	EOG Resources, Inc., strike price $75, expires 08/20/07	(58,000)
(300)	FMC Technologies, Inc., strike price $85, expires 08/20/07	(27,000)
(500)	Forest Oil Corp., strike price $40, expires 08/20/07	(52,500)
(150)	Helix Energy Solutions Group, Inc., strike price $35, expires 08/20/07	(3,750)
(250)	Helmerich & Payne, Inc., strike price $30, expires 09/24/07	(20,000)
(250)	Helmerich & Payne, Inc., strike price $33.50, expires 08/10/07	(31,162)
(220)	Hercules Offshore, Inc., strike price $30, expires 08/20/07	(19,800)
(100)	Hess Corp., strike price $55, expires 08/20/07	(2,000)
(250)	Intl. Paper Co., strike price $37.50, expires 08/20/07	(33,750)
(100)	Lyondell Chemical Co., strike price $35, expires 08/20/07	(500)
(250)	Massey Energy Co., strike price $22.50, expires 08/20/07	(43,750)
(500)	Massey Energy Co., strike price $25, expires 08/20/07	(190,000)
(25,000)	MeadWestvaco Corp., strike price $34, expires 08/31/07	(43,293)
(128)	MeadWestvaco Corp., strike price $35, expires 08/20/07	(32,000)
(100)	National Oilwell Varco, Inc., strike price $100, expires 08/20/07	(2,500)
(200)	National Oilwell Varco, Inc., strike price $105, expires 08/20/07	(12,000)
(100)	Newfield Exploration Co., strike price $40, expires 09/24/07	(4,500)
(100)	Newfield Exploration Co., strike price $45, expires 08/20/07	(3,000)
(250)	Nexen, Inc., strike price 33 CAD, expires 08/20/07	(19,919)
(100)	Noble Energy, Inc., strike price $60, expires 08/20/07	(16,000)
(300)	Occidental Petroleum Corp., strike price $55, expires 08/20/07	(22,500)
(250)	Occidental Petroleum Corp., strike price $55, expires 09/24/07	(43,750)
(250)	Petroleo Brasileiro S.A. (ADR), strike price $60, expires 08/20/07	(20,000)
(150)	Plains Exploration & Production Co., strike price $45, expires 08/20/07	(42,000)
(75)	Potash Corp. of Saskatchewan, strike price $70, expires 08/20/07	(1,500)
(75)	Potash Corp. of Saskatchewan, strike price $75, expires 08/20/07	(7,950)
(60)	Praxair, Inc., strike price $75, expires 08/20/07	(5,700)
(50)	Quicksilver Resources, Inc., strike price $40, expires 08/20/07	(4,250)
(150)	Range Resources Corp., strike price $35, expires 08/20/07	(10,500)
(650)	Range Resources Corp., strike price $37.50, expires 08/20/07	(75,400)
(300)	Rohm & Haas Co., strike price $55, expires 08/20/07	(30,000)
(300)	Rohm & Haas Co., strike price $55, expires 09/24/07	(54,000)
(200)	SeaDrill Ltd., strike price 105 NOK, expires 09/20/07	(4,974)
(200)	SeaDrill Ltd., strike price 110 NOK, expires 09/20/07	(8,491)

BlackRock Real Asset Equity Trust (BCF) (continued)
(Percentages shown are based on Net Assets)

Contracts	Description	Value
	OUTSTANDING PUT OPTIONS WRITTEN— (cont'd)
(200)	Smith Intl., Inc., strike price $57.50, expires 08/20/07	$(10,800)
(300)	Teck Cominco Ltd., Class B, strike price 45 CAD, expires 08/20/07	(14,061)
(500)	Temple-Inland, Inc., strike price $60, expires 08/20/07	(100,000)
(25,000)	Temple-Inland, Inc., strike price $60.56, expires 09/21/07	(93,520)
(100)	Transocean, Inc., strike price $95, expires 08/20/07	(5,500)
(35,000)	Votorantim Celulose e Papel S.A. (ADR), strike price $22.50, expires 08/17/07	(12,306)
(500)	Votorantim Celulose e Papel S.A. (ADR), strike price $22.50, expires 09/24/07	(55,000)
(100)	Weatherford Intl. Ltd., strike price $50, expires 09/24/07	(9,800)
(62)	Weatherford Intl. Ltd., strike price $55, expires 08/20/07	(9,672)
(200)	Weyerhauser Co., strike price $75, expires 08/20/07	(82,000)
(200)	Weyerhauser Co., strike price $80, expires 08/20/07	(154,600)
(50)	XTO Energy, Inc., strike price $55, expires 08/20/07	(6,250)
(100)	XTO Energy, Inc., strike price $60, expires 08/20/07	(58,000)
	Total Outstanding Put Options Written
	(premium received $(1,396,080))	(2,390,107)
	Total Outstanding Options Written
	(premium received $(13,935,555))	(16,851,543)
Total Investments net of outstanding options written—100.8%		$1,035,644,925
Liabilities in excess of other assets—(0.8)%		(8,102,524)
Net Assets—100.0%		$1,027,542,401

[1]	Security, or a portion thereof, pledged as collateral for outstanding options written.

[2]	Non-income producing security.

[3]	Represents current yield as of July 31, 2007.

[4]	Rate shown is the yield to maturity as of the date of purchase.

[5]	Cost for federal income tax purposes is $859,443,952. The net unrealized appreciation on a tax basis is $193,052,516, consisting of $198,376,176 gross unrealized appreciation and $5,323,660 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
ZAR	—	South African Rand

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Real Asset Equity Trust

	By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer of
BlackRock Real Asset Equity Trust

Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Kapito
Robert S. Kapito,
President (principal executive officer) of
BlackRock Real Asset Equity Trust

Date: September 20, 2007

	By:	/s/ Donald C. Burke
Donald C. Burke,
Treasurer (principal financial officer) of
BlackRock Real Asset Equity Trust

Date: September 20, 2007